Balance Sheet Components - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Liabilities [Abstract]
Accrued compensation		$ (4,090)	$ (3,472)	$ (1,960)
Accrued other liabilities		(209)	(496)	(391)
Accrued liabilities	$ (4,299)	$ (4,299)	$ (3,968)	$ (2,351)